Description of Business and Segmented Disclosures - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($) a Refinery Customer	Dec. 31, 2017 CAD ($) Customer	Dec. 31, 2016 CAD ($) Customer
Disclosure Of Operating Segments [Line Items]
Number of major customers | Customer	3	2	3
Gross Sales	$ 21,389	$ 17,314	$ 11,015
Customer One [Member]
Disclosure Of Operating Segments [Line Items]
Gross Sales	7,840	5,655	4,742
Customer Two [Member]
Disclosure Of Operating Segments [Line Items]
Gross Sales	2,285	1,964	1,623
Customer Three [Member]
Disclosure Of Operating Segments [Line Items]
Gross Sales	$ 2,263	$ 0	$ 1,400
Bottom of range [Member]
Disclosure Of Operating Segments [Line Items]
Percentage of entity's revenue from gross sales	10.00%	10.00%	10.00%
Canada [Member]
Disclosure Of Operating Segments [Line Items]
Sales of crude oil, natural gas and NGLs	$ 2,500	$ 1,713	$ 974
Deep Basin [Member]
Disclosure Of Operating Segments [Line Items]
Acres of land | a	2,800,000
Gross Sales	$ 904	555
Refining and Marketing [Member]
Disclosure Of Operating Segments [Line Items]
Number of refineries | Refinery	2
Gross Sales	$ 11,183	$ 9,852	$ 8,439